Income Taxes (DetailsTextual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Taxes Payable [Abstract]
Total accrued tax liabilities		$ 12,000,000	$ 8,700,000
Reversal of accrued liabilities				$ 5,000,000
Amount of decrease in accrued tax liabilities		$ 7,000,000		$ 12,000,000
Maximum potential contingent loss related to interest and penalties	$ 1,400,000